Income Tax (Expense) Recovery - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ (3,410)	$ (41)	$ (9,355)	$ (8,753)
Deferred	(1,811)	174	(2,412)	6,387
Income tax (expense) recovery	$ (5,221)	$ 133	$ (11,767)	$ (2,366)